Related Party Transactions (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended		6 Months Ended					2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended
	Jul. 01, 2013	Jun. 30, 2013	Mar. 31, 2013	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 16, 2014	Dec. 31, 2013	Apr. 02, 2013	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Dec. 31, 2012 Successor Parent Company [Member]	Dec. 31, 2013 Successor Parent Company [Member]	Nov. 11, 2012 Predecessor	Nov. 11, 2012 Predecessor Parent Company [Member]
Related Party Transaction [Line Items]
Convertible notes payable					$ 1,879,000		$ 1,879,000		$ 4,600,000	$ 1,339,000
Financing Event				1,000,000	5,000
Accrued Interest Rate		8.00%	12.00%	12.00%
Percentage of convertible at lenders option into common stock				85.00%
Common Stock, Per share		$ 0.75	$ 0.75	$ 3.6056		$ 0.75					$ 0.75
Notes payable			260,000
Advances from related parties			411,000					(184,000)
Shares converted into common stock under private placement	200,025
Accrued Interest, Repaid at closing of merger	25
Interest expenses, Related party								10,000					10,000	10,000	10,000	1,031,000	1,031,000
Revenues from Related Party													9,000
Total Revenue from Related Party						$ 6,000		$ 6,000					$ 6,000